Commitments and Contingencies - Schedule of Future Minimum Lease Payments under Operating Leases (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Operating Lease Liabilities Payments Due [Abstract]
2020		$ 636
2020 (remaining nine months)	$ 541
2021	527	519
2022	508	506
2023	400	393
2024	312	314
2025 and thereafter	416	424
Total Minimum Lease Payments	$ 2,704	$ 2,792